Goodwill and Intangible Assets - Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 316,002	$ 3,792	₨ 307,970	₨ 246,989
Americas 1 [member]
Disclosure of information for cash-generating units [line items]
Goodwill	104,310		103,583
Americas 2 [member]
Disclosure of information for cash-generating units [line items]
Goodwill	104,134		98,081
Europe [member]
Disclosure of information for cash-generating units [line items]
Goodwill	79,596		78,459
Asia Pacific Middle East Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 27,962		₨ 27,847